Villere Equity Fund

SCHEDULE OF INVESTMENTS at May 31, 2023 (Unaudited)

Shares		Value
COMMON STOCKS: 94.9%
Ambulatory Health Care Services: 3.3%
45,055	Option Care Health, Inc. [1]	$1,241,265

Amusement, Gambling & Recreation Industries: 2.5%
22,925	Caesars Entertainment, Inc. [1]	940,155

Beverage & Tobacco Product Manufacturing: 4.9%
24,090	Monster Beverage Corp. [1]	1,412,156
2,475	PepsiCo, Inc.	451,316
		1,863,472
Broadcasting: 2.2%
55,805	Paramount Global - Class B [2]	848,794

Chemical Manufacturing: 5.7%
5,485	Colgate-Palmolive Co.	407,974
4,255	International Flavors & Fragrances, Inc.	328,869
20,320	Ligand Pharmaceuticals, Inc. [1]	1,424,026
		2,160,869
Computer & Electronic Product Manufacturing: 10.5%
2,610	IDEXX Laboratories, Inc. [1]	1,213,050
17,965	ON Semiconductor Corp. [1,2]	1,501,874
2,725	Roper Technologies, Inc.	1,237,749
		3,952,673
Credit Intermediation: 14.1%
18,650	Euronet Worldwide, Inc. [1]	2,077,610
16,105	First Hawaiian, Inc. [2]	265,571
128,190	Kearny Financial Corp.	875,538
9,435	Visa, Inc. - Class A [2]	2,085,418
		5,304,137
Gasoline Stations: 1.0%
2,555	Chevron Corp.	384,834

Health & Personal Care Stores: 0.9%
5,255	CVS Health Corp.	357,498

Health Care Equipment Manufacturing: 17.1%
10,490	STERIS PLC	2,097,685
9,715	Stryker Corp.	2,677,260
7,060	Teleflex, Inc. [2]	1,657,335
		6,432,280
Insurance Carriers & Related Activities: 5.6%
38,950	Palomar Holdings, Inc. [1]	2,129,007

Merchant Wholesalers: 4.4%
60,925	On Holding AG - Class A [1,2]	1,672,391

Mining: 6.6%
72,030	Freeport-McMoRan, Inc. [2]	2,473,510

Professional, Scientific & Technical Services: 3.7%
48,090	Ebix, Inc. [2]	957,953
99,569	OmniAb, Inc. [2]	430,138
7,706	OmniAb, Inc.	–
7,706	OmniAb, Inc.	–
		1,388,091
Publishing Industries: 0.9%
227,825	Porch Group, Inc. [1,2]	321,233

Sporting & Recreation Goods: 4.1%
4,900	Pool Corp. [2]	1,549,527

Telecommunications: 1.0%
10,155	Verizon Communications, Inc.	361,823

Transportation Equipment Manufacturing: 1.2%
1,000	Lockheed Martin Corp.	444,010

Truck Transportation: 5.2%
11,845	J.B. Hunt Transport Services, Inc. [2]	1,977,760

TOTAL COMMON STOCKS
(Cost $33,783,229)		35,803,329

CONVERTIBLE PREFERRED STOCKS: 1.1%
Credit Intermediation: 1.1%
360	Bank of America Corp., 7.250%	420,073

TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $452,144)		420,073

SHORT-TERM INVESTMENTS: 4.0%
Money Market Funds: 4.0%
1,509,474	Invesco Government & Agency Portfolio - Institutional Class, 4.045% [3]	1,509,474

TOTAL SHORT-TERM INVESTMENTS
(Cost $1,509,474)		1,509,474

INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING: 33.5%
Private Funds: 33.5%
12,630,708	Mount Vernon Liquid Assets Portfolio, 5.290% [3]	12,630,708

TOTAL INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING
(Cost $12,630,708)		12,630,708

TOTAL INVESTMENTS IN SECURITIES: 133.5%
(Cost $48,375,555)		50,363,584
Liabilities in Excess of Other Assets: (33.5)%		(12,650,462)
TOTAL NET ASSETS: 100.0%		$37,713,122

[1]	Non-income producing security.
[2]	All or a portion of this security is out on loan as of May 31, 2023. Total value of securities out on loan is $12,276,179 or 32.6% of net assets.
[3]	Annualized seven-day effective yield as of May 31, 2023.

Villere Equity Fund
Summary of Fair Value Exposure at May 31, 2023 (Unaudited)

The Villere Equity Fund (the “Equity Fund”) utilizes various methods to measure the fair value of its investments on a recurring basis.  U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund’s investments as of May 31, 2023. See Schedule of Investments for industry breakouts:

Description	Investments Measured at Net Asset Value	Level 1	Level 2	Level 3	Total

Common Stocks	$-	$35,803,329	$-	$-	$35,803,329
Convertible Preferred Stock	-	420,073	-	-	420,073
Short-Term Investments	-	1,509,474	-	-	1,509,474
Investments Purchased with Cash Proceeds from Securities Lending	12,630,708	-	-	-	12,630,708
Total Investments in Securities	$12,630,708	$37,732,876	$-	$-	$50,363,584